Income and social contribution taxes	12 Months Ended
Jun. 30, 2018
Income And Social Contribution Taxes
Income and social contribution taxes
16.	Income and social contribution taxes

16.1. Deferred taxes

Deferred income and social contribution tax assets and liabilities are offset when there is a legal right to offset tax credits against tax liabilities, and provided that they refer to the same tax authority and the same legal entity.

The fiscal year for income tax and social contribution calculation purposes is calendar year, which is different from that adopted by the Company for the preparation of its consolidated financial statements, which ends June 30 of each year.

The changes in deferred income tax and social contribution tax assets and liabilities for the periods ended June 30, 2018 and 2017 and without taking into consideration offsetting of balances in the same tax jurisdiction, are as follows:

	2018	2017
Assets
Noncurrent
Tax loss carryforwards (NOL)	43,442	58,458
Biological assets	5,942	2,401
Financial lease	2,103	—
Contingency, bonuses and fair value	11,125	6,162
Hedge	364	635
Provision for doubtful acoorents	668	624
Difference in cost of farms	170	170
Provision of other accounts payable and receivable	1,794	2,918
	65,608	71,368
Liabilities
Noncurrent
Biological assets	13,386	2,308
Finance lease	548	—
Contingency, bonuses and fair value	3,574	—
Surplus on investment	1,733	—
Costs of transactions	499	—
Provision of residual value and useful life of PPE assets	1,633	1,397
Accelerated depreciation of assets for rural activity	11,493	13,883
	32,866	17,588

Net balance	32,742	53,780

The net change in deferred income tax is as follows:

At June 30, 2016	55,594
Tax losses	(4,820)
Adjustments in biological assets and agricultural products	2,182
Provisions for contingency and fair value	(2,043)
Hedge	(192)
Allowance for doubtful accounts	176
Onerous agreements	2,918
Accelerated depreciation	(35)
At June 30, 2017	53,780
Tax losses	(15,016)
Adjustments in biological assets and agricultural products	(7,543)
Financial lease	1,555
Provisions for contingency and fair value	1,389
Hedge	(271)
Surplus on investment (Note 1.1)	(1,733)
Costs of transactions	(499)
Allowance for doubtful accounts	44
Provision for other accounts payable and receivable	(1,124)
Accelerated depreciation	2,154
Total without effect from conversion	32,736

Effect of conversion	6

At June 30, 2018	32,742

The estimated years of realization of deferred tax assets are as follows:

2018
2019	20,721
2020	1,973
2021	1,935
2022	2,370
2023 to 2028	38,609
65,608

16.2.	Income and social contribution tax expenses

	2018	2017	2016
Income before income and social contribution taxes	152,257	33,259	9,440
Combined nominal rate of income tax and social contribution taxes – %	34%	34%	34%
	(51,767)	(11,308)	(3,210)

Share of loss in a Joint Venture	4,988	(1,504)	(174)
Management bonus	(2,331)	(2,025)	(1,524)
Share-based incentive plan - ILPA	(208)	—	—
Nondeductible expenses	(135)	(709)	(61)
Profit or loss of joint venture abroad	—	(378)	—
Net effect of subsidiaries taxed whose profit is computed as a percentage of gross revenue (*)	19,121	10,320	3,931
Net effect of spin-off of joint venture abroad (Note 1.1)	4,778	—	—
Other permanent addition	(365)	(345)	(413)

Income and social contribution taxes for the year	(25,919)	(5,949)	(1,451)

Current	(4,875)	(4,135)	(15,998)
Deferred	(21,044)	(1,814)	14,547

	(25,919)	(5,949)	(1,451)
Effective tax rate	-17%	-18%	-15%

(*)	For some of our real estate subsidiaries, profit tax is measured based on the regime whereby profit is computed as a percentage of gross revenue, i.e., income tax is determined on a simplified base to calculate the taxable profit (32% for lease revenues, 8% for sale of farms and 100% for other earnings). This results effectively in taxing the profit of subsidiaries at a rate lower than if taxable income were based on accounting records.